Financial assets and liabilities at fair value - Fair value related to credit risk (Details) - SEK (kr) kr in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Net CVA/DVA(1)
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	kr (13)		kr (8)
The period's change in fair value originating from credit risk (+ income/ - loss)	(5)	kr 3
OCA(2)
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	(453)		kr (578)
The period's change in fair value originating from credit risk (+ income/ - loss)	kr 71	kr (89)